Shareholder Report, Holdings (Details)	Jun. 30, 2024
WisdomTree 3-7 Year Treasury Digital Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree 3-7 Year Treasury Digital Fund [Member] | WisdomTree 3-7 Year Treasury Digital Fund | U.S. Treasury Notes, 1.13%, due 8/31/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
WisdomTree 3-7 Year Treasury Digital Fund [Member] | WisdomTree 3-7 Year Treasury Digital Fund | U.S. Treasury Notes, 1.38%, due 10/31/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.00%
WisdomTree 3-7 Year Treasury Digital Fund [Member] | WisdomTree 3-7 Year Treasury Digital Fund | U.S. Treasury Bonds, 5.38%, due 2/15/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
WisdomTree 3-7 Year Treasury Digital Fund [Member] | WisdomTree 3-7 Year Treasury Digital Fund | U.S. Treasury Notes, 0.50%, due 10/31/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
WisdomTree 3-7 Year Treasury Digital Fund [Member] | WisdomTree 3-7 Year Treasury Digital Fund | U.S. Treasury Notes, 4.25%, due 6/30/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
WisdomTree 3-7 Year Treasury Digital Fund [Member] | WisdomTree 3-7 Year Treasury Digital Fund | U.S. Treasury Notes, 3.75%, due 6/30/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
WisdomTree 3-7 Year Treasury Digital Fund [Member] | WisdomTree 3-7 Year Treasury Digital Fund | U.S. Treasury Notes, 4.00%, due 7/31/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
WisdomTree 3-7 Year Treasury Digital Fund [Member] | WisdomTree 3-7 Year Treasury Digital Fund | U.S. Treasury Notes, 3.75%, due 5/31/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
WisdomTree 3-7 Year Treasury Digital Fund [Member] | WisdomTree 3-7 Year Treasury Digital Fund | U.S. Treasury Notes, 0.63%, due 5/15/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
WisdomTree 3-7 Year Treasury Digital Fund [Member] | WisdomTree 3-7 Year Treasury Digital Fund | U.S. Treasury Notes, 4.50%, due 5/31/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
WisdomTree 3-7 Year Treasury Digital Fund [Member] | WisdomTree 3-7 Year Treasury Digital Fund | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.60%
WisdomTree 3-7 Year Treasury Digital Fund [Member] | WisdomTree 3-7 Year Treasury Digital Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
WisdomTree 500 Digital Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Berkshire Hathaway, Inc., Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
WisdomTree 500 Digital Fund [Member] | WisdomTree 500 Digital Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
WisdomTree 7-10 Year Treasury Digital Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree 7-10 Year Treasury Digital Fund [Member] | WisdomTree 7-10 Year Treasury Digital Fund | U.S. Treasury Notes, 1.88%, due 2/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.10%
WisdomTree 7-10 Year Treasury Digital Fund [Member] | WisdomTree 7-10 Year Treasury Digital Fund | U.S. Treasury Notes, 4.50%, due 11/15/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
WisdomTree 7-10 Year Treasury Digital Fund [Member] | WisdomTree 7-10 Year Treasury Digital Fund | U.S. Treasury Notes, 4.38%, due 5/15/34 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
WisdomTree 7-10 Year Treasury Digital Fund [Member] | WisdomTree 7-10 Year Treasury Digital Fund | U.S. Treasury Notes, 3.88%, due 8/15/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
WisdomTree 7-10 Year Treasury Digital Fund [Member] | WisdomTree 7-10 Year Treasury Digital Fund | U.S. Treasury Notes, 3.50%, due 2/15/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
WisdomTree 7-10 Year Treasury Digital Fund [Member] | WisdomTree 7-10 Year Treasury Digital Fund | U.S. Treasury Notes, 1.38%, due 11/15/31 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
WisdomTree 7-10 Year Treasury Digital Fund [Member] | WisdomTree 7-10 Year Treasury Digital Fund | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
WisdomTree 7-10 Year Treasury Digital Fund [Member] | WisdomTree 7-10 Year Treasury Digital Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
WisdomTree Floating Rate Treasury Digital Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Floating Rate Treasury Digital Fund [Member] | WisdomTree Floating Rate Treasury Digital Fund | U.S. Treasury Floating Rate Notes, 5.55%, due 1/31/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.20%
WisdomTree Floating Rate Treasury Digital Fund [Member] | WisdomTree Floating Rate Treasury Digital Fund | U.S. Treasury Floating Rate Notes, 5.48%, due 10/31/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.20%
WisdomTree Floating Rate Treasury Digital Fund [Member] | WisdomTree Floating Rate Treasury Digital Fund | U.S. Treasury Floating Rate Notes, 5.34%, due 7/31/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
WisdomTree Floating Rate Treasury Digital Fund [Member] | WisdomTree Floating Rate Treasury Digital Fund | U.S. Treasury Floating Rate Notes, 5.45%, due 10/31/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
WisdomTree Floating Rate Treasury Digital Fund [Member] | WisdomTree Floating Rate Treasury Digital Fund | U.S. Treasury Floating Rate Notes, 5.47%, due 4/30/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
WisdomTree Floating Rate Treasury Digital Fund [Member] | WisdomTree Floating Rate Treasury Digital Fund | U.S. Treasury Floating Rate Notes, 5.46%, due 4/30/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
WisdomTree Floating Rate Treasury Digital Fund [Member] | WisdomTree Floating Rate Treasury Digital Fund | U.S. Treasury Floating Rate Notes, 5.43%, due 7/31/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
WisdomTree Floating Rate Treasury Digital Fund [Member] | WisdomTree Floating Rate Treasury Digital Fund | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
WisdomTree Floating Rate Treasury Digital Fund [Member] | WisdomTree Floating Rate Treasury Digital Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
WisdomTree Government Money Market Digital Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Government Money Market Digital Fund [Member] | WisdomTree Government Money Market Digital Fund | U.S. Treasury Bills, 5.34%, due 7/5/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.00%
WisdomTree Government Money Market Digital Fund [Member] | WisdomTree Government Money Market Digital Fund | U.S. Treasury Floating Rate Notes, 5.34%, due 7/31/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
WisdomTree Government Money Market Digital Fund [Member] | WisdomTree Government Money Market Digital Fund | U.S. Treasury Bills, 5.41%, due 9/19/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
WisdomTree Government Money Market Digital Fund [Member] | WisdomTree Government Money Market Digital Fund | Federal Home Loan Banks, 5.35%, due 8/27/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
WisdomTree Government Money Market Digital Fund [Member] | WisdomTree Government Money Market Digital Fund | Federal Home Loan Banks, 5.35%, due 9/24/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WisdomTree Government Money Market Digital Fund [Member] | WisdomTree Government Money Market Digital Fund | Federal Home Loan Banks, 5.34%, due 7/9/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WisdomTree Government Money Market Digital Fund [Member] | WisdomTree Government Money Market Digital Fund | Federal Home Loan Banks, 3.00%, due 7/8/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WisdomTree Government Money Market Digital Fund [Member] | WisdomTree Government Money Market Digital Fund | U.S. Treasury Bills, 5.34%, due 7/16/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WisdomTree Government Money Market Digital Fund [Member] | WisdomTree Government Money Market Digital Fund | U.S. Treasury Bills, 5.40%, due 10/29/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
WisdomTree Government Money Market Digital Fund [Member] | WisdomTree Government Money Market Digital Fund | U.S. Treasury Bills, 5.40%, due 11/14/24 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
WisdomTree Government Money Market Digital Fund [Member] | WisdomTree Government Money Market Digital Fund | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	76.50%
WisdomTree Government Money Market Digital Fund [Member] | WisdomTree Government Money Market Digital Fund | U.S. Government Agencies [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.80%
WisdomTree Government Money Market Digital Fund [Member] | WisdomTree Government Money Market Digital Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
WisdomTree Long-Term Treasury Digital Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Long-Term Treasury Digital Fund [Member] | WisdomTree Long Term Treasury Digital Fund | U.S. Treasury Bonds, 3.00%, due 5/15/47 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
WisdomTree Long-Term Treasury Digital Fund [Member] | WisdomTree Long Term Treasury Digital Fund | U.S. Treasury Bonds, 1.88%, due 11/15/51 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.90%
WisdomTree Long-Term Treasury Digital Fund [Member] | WisdomTree Long Term Treasury Digital Fund | U.S. Treasury Bonds, 3.00%, due 5/15/45 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
WisdomTree Long-Term Treasury Digital Fund [Member] | WisdomTree Long Term Treasury Digital Fund | U.S. Treasury Bonds, 1.63%, due 11/15/50 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
WisdomTree Long-Term Treasury Digital Fund [Member] | WisdomTree Long Term Treasury Digital Fund | U.S. Treasury Bonds, 4.25%, due 2/15/54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
WisdomTree Long-Term Treasury Digital Fund [Member] | WisdomTree Long Term Treasury Digital Fund | U.S. Treasury Bonds, 4.13%, due 8/15/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
WisdomTree Long-Term Treasury Digital Fund [Member] | WisdomTree Long Term Treasury Digital Fund | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.70%
WisdomTree Long-Term Treasury Digital Fund [Member] | WisdomTree Long Term Treasury Digital Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
WisdomTree Short-Duration Income Digital Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Short-Duration Income Digital Fund [Member] | WisdomTree Short-Duration Income Digital Fund | WisdomTree Yield Enhanced U.S. Short-Term Aggregate Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.90%
WisdomTree Short-Duration Income Digital Fund [Member] | WisdomTree Short-Duration Income Digital Fund | WisdomTree U.S. Short Term Corporate Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
WisdomTree Short-Duration Income Digital Fund [Member] | WisdomTree Short-Duration Income Digital Fund | WisdomTree Mortgage Plus Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
WisdomTree Short-Duration Income Digital Fund [Member] | WisdomTree Short-Duration Income Digital Fund | WisdomTree Interest Rate Hedged High Yield Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
WisdomTree Short-Duration Income Digital Fund [Member] | WisdomTree Short-Duration Income Digital Fund | WisdomTree Floating Rate Treasury Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
WisdomTree Short-Duration Income Digital Fund [Member] | WisdomTree Short-Duration Income Digital Fund | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Short-Duration Income Digital Fund [Member] | WisdomTree Short-Duration Income Digital Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
WisdomTree Short-Term Treasury Digital Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Short-Term Treasury Digital Fund [Member] | WisdomTree Short-Term Treasury Digital Fund | U.S. Treasury Notes, 0.38%, due 11/30/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.20%
WisdomTree Short-Term Treasury Digital Fund [Member] | WisdomTree Short-Term Treasury Digital Fund | U.S. Treasury Notes, 1.25%, due 11/30/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
WisdomTree Short-Term Treasury Digital Fund [Member] | WisdomTree Short-Term Treasury Digital Fund | U.S. Treasury Notes, 4.63%, due 6/15/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
WisdomTree Short-Term Treasury Digital Fund [Member] | WisdomTree Short-Term Treasury Digital Fund | U.S. Treasury Notes, 4.63%, due 3/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
WisdomTree Short-Term Treasury Digital Fund [Member] | WisdomTree Short-Term Treasury Digital Fund | U.S. Treasury Notes, 3.75%, due 4/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
WisdomTree Short-Term Treasury Digital Fund [Member] | WisdomTree Short-Term Treasury Digital Fund | U.S. Treasury Notes, 4.38%, due 12/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
WisdomTree Short-Term Treasury Digital Fund [Member] | WisdomTree Short-Term Treasury Digital Fund | U.S. Treasury Notes, 4.13%, due 6/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
WisdomTree Short-Term Treasury Digital Fund [Member] | WisdomTree Short-Term Treasury Digital Fund | U.S. Treasury Notes, 2.00%, due 8/15/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
WisdomTree Short-Term Treasury Digital Fund [Member] | WisdomTree Short-Term Treasury Digital Fund | U.S. Treasury Notes, 4.63%, due 6/30/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
WisdomTree Short-Term Treasury Digital Fund [Member] | WisdomTree Short-Term Treasury Digital Fund | U.S. Treasury Notes, 4.13%, due 2/15/27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
WisdomTree Short-Term Treasury Digital Fund [Member] | WisdomTree Short-Term Treasury Digital Fund | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.70%
WisdomTree Short-Term Treasury Digital Fund [Member] | WisdomTree Short-Term Treasury Digital Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
WisdomTree Siegel Global Equity Digital Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Siegel Global Equity Digital Fund [Member] | WisdomTree Siegel Global Equity Digital Fund | WisdomTree U.S. Quality Dividend Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
WisdomTree Siegel Global Equity Digital Fund [Member] | WisdomTree Siegel Global Equity Digital Fund | WisdomTree U.S. Total Dividend Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
WisdomTree Siegel Global Equity Digital Fund [Member] | WisdomTree Siegel Global Equity Digital Fund | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
WisdomTree Siegel Global Equity Digital Fund [Member] | WisdomTree Siegel Global Equity Digital Fund | Vanguard International High Dividend Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
WisdomTree Siegel Global Equity Digital Fund [Member] | WisdomTree Siegel Global Equity Digital Fund | WisdomTree International Quality Dividend Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
WisdomTree Siegel Global Equity Digital Fund [Member] | WisdomTree Siegel Global Equity Digital Fund | Vanguard High Dividend Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
WisdomTree Siegel Global Equity Digital Fund [Member] | WisdomTree Siegel Global Equity Digital Fund | SPDR Portfolio S&P 400 Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
WisdomTree Siegel Global Equity Digital Fund [Member] | WisdomTree Siegel Global Equity Digital Fund | WisdomTree Japan Hedged Equity Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
WisdomTree Siegel Global Equity Digital Fund [Member] | WisdomTree Siegel Global Equity Digital Fund | WisdomTree Emerging Markets High Dividend Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
WisdomTree Siegel Global Equity Digital Fund [Member] | WisdomTree Siegel Global Equity Digital Fund | WisdomTree Emerging Markets SmallCap Dividend Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
WisdomTree Siegel Global Equity Digital Fund [Member] | WisdomTree Siegel Global Equity Digital Fund | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
WisdomTree Siegel Global Equity Digital Fund [Member] | WisdomTree Siegel Global Equity Digital Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
WisdomTree Siegel Longevity Digital Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Siegel Longevity Digital Fund [Member] | WisdomTree Siegel Longevity Digital Fund | WisdomTree Yield Enhanced U.S. Aggregate Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
WisdomTree Siegel Longevity Digital Fund [Member] | WisdomTree Siegel Longevity Digital Fund | WisdomTree U.S. Total Dividend Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
WisdomTree Siegel Longevity Digital Fund [Member] | WisdomTree Siegel Longevity Digital Fund | WisdomTree U.S. Quality Dividend Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
WisdomTree Siegel Longevity Digital Fund [Member] | WisdomTree Siegel Longevity Digital Fund | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
WisdomTree Siegel Longevity Digital Fund [Member] | WisdomTree Siegel Longevity Digital Fund | Vanguard International High Dividend Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
WisdomTree Siegel Longevity Digital Fund [Member] | WisdomTree Siegel Longevity Digital Fund | WisdomTree International Quality Dividend Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
WisdomTree Siegel Longevity Digital Fund [Member] | WisdomTree Siegel Longevity Digital Fund | Vanguard High Dividend Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
WisdomTree Siegel Longevity Digital Fund [Member] | WisdomTree Siegel Longevity Digital Fund | WisdomTree Managed Futures Strategy Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
WisdomTree Siegel Longevity Digital Fund [Member] | WisdomTree Siegel Longevity Digital Fund | SPDR Portfolio S&P 400 Mid Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
WisdomTree Siegel Longevity Digital Fund [Member] | WisdomTree Siegel Longevity Digital Fund | WisdomTree Emerging Markets High Dividend Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
WisdomTree Siegel Longevity Digital Fund [Member] | WisdomTree Siegel Longevity Digital Fund | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
WisdomTree Siegel Longevity Digital Fund [Member] | WisdomTree Siegel Longevity Digital Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
WisdomTree Siegel Moderate Digital Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Siegel Moderate Digital Fund [Member] | WisdomTree Siegel Moderate Digital Fund | WisdomTree Yield Enhanced U.S. Aggregate Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
WisdomTree Siegel Moderate Digital Fund [Member] | WisdomTree Siegel Moderate Digital Fund | WisdomTree U.S. Quality Dividend Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
WisdomTree Siegel Moderate Digital Fund [Member] | WisdomTree Siegel Moderate Digital Fund | WisdomTree Mortgage Plus Bond Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
WisdomTree Siegel Moderate Digital Fund [Member] | WisdomTree Siegel Moderate Digital Fund | WisdomTree U.S. Total Dividend Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
WisdomTree Siegel Moderate Digital Fund [Member] | WisdomTree Siegel Moderate Digital Fund | iShares Core S&P 500 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
WisdomTree Siegel Moderate Digital Fund [Member] | WisdomTree Siegel Moderate Digital Fund | Vanguard International High Dividend Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
WisdomTree Siegel Moderate Digital Fund [Member] | WisdomTree Siegel Moderate Digital Fund | WisdomTree International Quality Dividend Growth Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
WisdomTree Siegel Moderate Digital Fund [Member] | WisdomTree Siegel Moderate Digital Fund | iShares 10-20 Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
WisdomTree Siegel Moderate Digital Fund [Member] | WisdomTree Siegel Moderate Digital Fund | Vanguard High Dividend Yield ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
WisdomTree Siegel Moderate Digital Fund [Member] | WisdomTree Siegel Moderate Digital Fund | WisdomTree Floating Rate Treasury Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WisdomTree Siegel Moderate Digital Fund [Member] | WisdomTree Siegel Moderate Digital Fund | Exchange-Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
WisdomTree Siegel Moderate Digital Fund [Member] | WisdomTree Siegel Moderate Digital Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
WisdomTree Technology and Innovation 100 Digital Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Oracle Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | AbbVie, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.30%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
WisdomTree Technology and Innovation 100 Digital Fund [Member] | WisdomTree Technology and Innovation 100 Digital Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
WisdomTree TIPS Digital Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
WisdomTree TIPS Digital Fund [Member] | WisdomTree TIPS Digital Fund | U.S. Treasury Inflation-Indexed Notes, 0.13%, due 1/15/30 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
WisdomTree TIPS Digital Fund [Member] | WisdomTree TIPS Digital Fund | U.S. Treasury Inflation-Indexed Notes, 0.88%, due 1/15/29 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
WisdomTree TIPS Digital Fund [Member] | WisdomTree TIPS Digital Fund | U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 2/15/41 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
WisdomTree TIPS Digital Fund [Member] | WisdomTree TIPS Digital Fund | U.S. Treasury Inflation-Indexed Bonds, 3.63%, due 4/15/28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
WisdomTree TIPS Digital Fund [Member] | WisdomTree TIPS Digital Fund | U.S. Treasury Inflation-Indexed Bonds, 2.00%, due 1/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
WisdomTree TIPS Digital Fund [Member] | WisdomTree TIPS Digital Fund | U.S. Treasury Inflation-Indexed Notes, 1.13%, due 1/15/33 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
WisdomTree TIPS Digital Fund [Member] | WisdomTree TIPS Digital Fund | U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 2/15/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
WisdomTree TIPS Digital Fund [Member] | WisdomTree TIPS Digital Fund | U.S. Treasury Inflation-Indexed Notes, 0.13%, due 10/15/26 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
WisdomTree TIPS Digital Fund [Member] | WisdomTree TIPS Digital Fund | U.S. Treasury Inflation-Indexed Notes, 0.63%, due 7/15/32 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
WisdomTree TIPS Digital Fund [Member] | WisdomTree TIPS Digital Fund | U.S. Treasury Inflation-Indexed Bonds, 1.38%, due 2/15/44 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
WisdomTree TIPS Digital Fund [Member] | WisdomTree TIPS Digital Fund | U.S. Government Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.90%
WisdomTree TIPS Digital Fund [Member] | WisdomTree TIPS Digital Fund | Other Assets and Liabilities, Net [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%